Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2013
Other Comprehensive (Loss) Income

3. OTHER COMPREHENSIVE (LOSS) INCOME

Other comprehensive (loss) income consists of the foreign currency translation adjustment associated with our Canadian operations’ use of the Canadian dollar as their functional currency, changes in the unrealized gain on available-for-sale securities and the effective portion of a cash flow hedge that matured in October 2011. The tax effects allocated to each component of other comprehensive (loss) income are as follows:

Years Ended December 31,	2013	2012	2011
Foreign currency translation adjustment	$(16,365)	$(3,191)	$—
Unrealized gain on available-for-sale securities	39	63	6
Income tax expense	(15)	(28)	(3)

Unrealized gain on available-for-sale securities, net of tax	24	35	3

Unrealized gain on derivative instrument	—	—	384
Income tax expense	—	—	(146)

Unrealized gain on derivative instrument, net of tax	—	—	238

Other comprehensive (loss) income	$(16,341)	$(3,156)	$241

The changes in accumulated other comprehensive loss, net of tax, are as follows:

Years Ended December 31,	2013	2012	2011
Foreign currency translation adjustment:
Beginning balance	$(1,785)	$—	$—
Current period other comprehensive loss	(9,396)	(1,785)	—

Ending balance	(11,181)	(1,785)	—

Available-for-sale securities:
Beginning balance	(317)	(352)	(355)
Current period other comprehensive income	24	35	3

Ending balance	(293)	(317)	(352)

Derivative instrument:
Beginning balance	—	—	(238)
Current period other comprehensive income	—	—	238

Ending balance	—	—	—

Accumulated other comprehensive loss, net of tax	$(11,474)	$(2,102)	$(352)